RS - Summary of Development of equity-settled Restricted Stock Unit Plans (Details)	12 Months Ended
	Dec. 31, 2022 shares share_unit_type	Dec. 31, 2021 shares
2019 Morph. US RSU [Member]
Restricted Stock Unit Plans [Line Items]
Outstanding	4,652	6,337
Number of share options granted in share-based payment arrangement	0
Exercised Stock Options	0
Forfeitures	(1,685)
Expired	0
Number of instruments exercisable on reporting date	0
2020 April Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Outstanding	11,597	20,506
Number of share options granted in share-based payment arrangement	0
Exercised Stock Options	0
Forfeitures	(8,909)
Expired	0
Number of instruments exercisable on reporting date	0
2020 October Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Outstanding	3,232	5,832
Number of share options granted in share-based payment arrangement	0
Exercised Stock Options	0
Forfeitures	(2,600)
Expired	0
Number of instruments exercisable on reporting date	0
2021 April Restricted Stock Unit Plan [Member]
Restricted Stock Unit Plans [Line Items]
Outstanding	18,900	42,996
Number of share options granted in share-based payment arrangement	0
Exercised Stock Options	0
Forfeitures	(24,096)
Expired	0
Number of instruments exercisable on reporting date	0
2021 October Restricted Stock Unit Plan [Member]
Restricted Stock Unit Plans [Line Items]
Outstanding	27,676	34,335
Number of share options granted in share-based payment arrangement	0
Exercised Stock Options	0
Forfeitures	(6,659)
Expired	0
Number of instruments exercisable on reporting date	0
2022 June Restricted Stock Unit Plan [Member]
Restricted Stock Unit Plans [Line Items]
Outstanding	331,083	0
Number of share options granted in share-based payment arrangement | share_unit_type	408,956
Exercised Stock Options	0
Forfeitures	(77,873)
Expired	0
Number of instruments exercisable on reporting date	0
2022 October Restricted Stock Unit Plan [Member]
Restricted Stock Unit Plans [Line Items]
Outstanding	38,339	0
Number of share options granted in share-based payment arrangement | share_unit_type	39,738
Exercised Stock Options	0
Forfeitures	(1,399)
Expired	0
Number of instruments exercisable on reporting date	0